Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Basic and diluted earnings (loss) per ordinary share	$ (0.48)	$ (0.37)
Weighted average number of ordinary shares outstanding, basic and diluted	40,485,912	26,933,050